CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Feb. 09, 2021	Feb. 04, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000			5,000,000
Preferred stock, shares issued	0	0			0
Preferred stock, shares outstanding	0	0			0
Class A Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001			$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000			500,000,000
Common shares, shares issued	0	0			0
Common shares, shares outstanding	0	0			0
Class A Common Stock Subject to Redemption
Common shares, par value, (per share)	$ 0.0001	$ 0.0001			$ 0.0001
Common shares, shares issued	41,400,000	41,400,000
Common shares, shares outstanding	41,400,000	41,400,000
Temporary equity, shares outstanding	41,400,000	41,400,000			0
Purchase price, per unit	$ 10.01	$ 10.00			$ 10.00
Class A Common Stock Not Subject to Redemption
Common shares, shares issued		0			0
Common shares, shares outstanding		0			0
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001			$ 0.0001
Common shares, shares authorized	50,000,000	50,000,000			50,000,000
Common shares, shares issued	10,350,000	10,350,000	10,350,000		10,350,000
Common shares, shares outstanding	10,350,000	10,350,000	10,350,000	10,350,000	10,350,000
Class B Common Stock | Over-allotment option
Maximum shares subject to forfeiture					1,350,000